Consolidated Statements of Changes in Stockholders’ Equity - EUR (€) € in Millions	Total	Share capital	Capital reserve	Treasury shares	Retained earnings	Other reserves
Equity at beginning of period at Dec. 31, 2021	€ 11,893.7	€ 246.3	€ 1,674.4	€ (3.8)	€ 9,882.9	€ 93.9
Net profit / (loss)	9,434.4				9,434.4
Other comprehensive income (loss)	22.3					22.3
Comprehensive income / (loss), net of tax	9,456.7				9,434.4	22.3
Issuance of share capital	67.6	0.5	67.1	0.0
Redemption of convertible note	235.0	1.8	233.2
Share repurchase program	(986.4)		(979.5)	(6.9)
Transaction costs	(0.1)		(0.1)
Dividends	(484.3)				(484.3)
Share-based payments	(681.3)		833.1	5.4		(1,519.8)
Current and deferred taxes	554.7					554.7
Equity at end of period at Dec. 31, 2022	20,055.6	248.6	1,828.2	(5.3)	18,833.0	(848.9)
Net profit / (loss)	930.3				930.3
Other comprehensive income (loss)	(15.8)					(15.8)
Comprehensive income / (loss), net of tax	914.5				930.3	(15.8)
Treasury shares used for acquisition of business combination	103.7		102.6	1.1
Share repurchase program	(738.5)		(731.6)	(6.9)
Share-based payments	15.4		30.2	0.3		(15.1)
Current and deferred taxes	(104.8)					(104.8)
Equity at end of period at Dec. 31, 2023	20,245.9	248.6	1,229.4	(10.8)	19,763.3	(984.6)
Net profit / (loss)	(665.3)				(665.3)
Other comprehensive income (loss)	(103.1)					(103.1)
Comprehensive income / (loss), net of tax	(768.4)				(665.3)	(103.1)
Share-based payments	(66.4)		169.2	2.2		(237.8)
Equity at end of period at Dec. 31, 2024	€ 19,411.1	€ 248.6	€ 1,398.6	€ (8.6)	€ 19,098.0	€ (1,325.5)